Condensed Consolidated Interim Statements of Changes in Ordinary Shares Subject to Possible Redemption and Shareholders' Equity (Unaudited) - USD ($) $ in Thousands	Common Stock [Member]	Common Stock [Member] Common Stock Subject to Mandatory Redemption [Member]	Additional Paid-in Capital [Member]	Warrants [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2019	$ 73		$ 235,974	$ 7,904	$ (207,928)	$ 36,023
Balance at beginning, shares at Dec. 31, 2019	35,882,928
Net loss					(16,962)	(16,962)
Issuance of ordinary shares, net of issuance costs	$ 35		12,624	4,313		16,972
Issuance of ordinary shares, shares	12,014,008
Expired warrants			1,816	(1,816)
Issue of Ordinary shares subject to possible redemption
Share based compensation			1,328			1,328
Ending balance, value at Sep. 30, 2020	$ 108		251,742	10,401	(224,890)	37,361
Balance at ending, shares at Sep. 30, 2020	47,896,936
Beginning balance, value at Dec. 31, 2019	$ 73		235,974	7,904	(207,928)	$ 36,023
Balance at beginning, shares at Dec. 31, 2019	35,882,928
Issue of Ordinary shares subject to possible redemption, shares						0
Ending balance, value at Dec. 31, 2020	$ 108		252,561	10,401	(232,153)	$ 30,917
Balance at ending, shares at Dec. 31, 2020	48,187,463
Net loss					(20,813)	(20,813)
Issuance of ordinary shares, net of issuance costs	$ 27		30,730			30,757
Issuance of ordinary shares, net of issuance costs, shares	8,871,790
Exercised warrants	$ 14		8,879	(1,845)		$ 7,048
Exercised warrants, shares	4,893,838
Issue of Ordinary shares subject to possible redemption		$ 1,598
Issue of Ordinary shares subject to possible redemption, shares		615,366				615,366
Share based compensation			1,332			$ 1,332
Ending balance, value at Sep. 30, 2021	$ 149	$ 1,598	$ 293,502	$ 8,556	$ (252,966)	$ 49,241
Balance at ending, shares at Sep. 30, 2021	61,953,091	615,366